Research and Development Costs - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development [Abstract]
Increase (decrease) in R&D costs net of credits and excluding contributions under the NRE funding agreements	€ (6,000)	€ 192,100
Increase (decrease) in percentage of R&D costs net of credits and excluding contributions under the NRE funding agreements	(0.60%)	21.80%
Research and development costs	€ 1,068,077	€ 1,074,035	€ 882,029
Research and development credits as included in research and development costs	€ 32,900	€ 24,100	€ 16,000